Schedule of Maturities of Long-Term Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
2025	$ 6,122	$ 5,993
2026
Long Term Debt	$ 22,475	$ 5,993